SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts payable	$ 200,660	$ 788,798
Other payables and accruals	706,874	596,870
Deferred revenues	505,424	322,826	$ 335,666
Due to a related company	34,579	34,579
Lease liabilities	237,675	365,356
Loan from immediate holding company		1,930,993
Preferred shares		9,359,000
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	200,660	788,798
Other payables and accruals	706,874	596,870
Deferred revenues	505,424	322,826
Due to a related company	34,579	34,579
Lease liabilities	237,675	365,356
Total liabilities	1,685,212	23,984,541
Tax payables		8,917
Due to immediate holding company		5,345,929
Loan from immediate holding company		1,930,993
Loan from a related company		1,140,931
Preferred shares		9,359,000
Convertible loan notes		4,090,342
Contractual liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	200,660	788,798
Other payables and accruals	706,874	596,870
Deferred revenues	505,424	322,826
Due to a related company	34,579	34,579
Lease liabilities	126,808	122,076
Total liabilities	1,574,345	14,267,453
Tax payables		8,917
Due to immediate holding company		5,345,929
Loan from immediate holding company		1,930,993
Loan from a related company		1,140,931
Preferred shares
Convertible loan notes		3,975,534
Contractual liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Other payables and accruals
Deferred revenues
Due to a related company
Lease liabilities	110,867	243,280
Total liabilities	$ 110,867	9,717,088
Tax payables
Due to immediate holding company
Loan from immediate holding company
Loan from a related company
Preferred shares		9,359,000
Convertible loan notes		$ 114,808